Inventory (Narrative) (Details) - USD ($)	3 Months Ended		6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Classes of current inventories [abstract]
Inventory included in cost of sales	$ 4,697,263	$ 6,562,846	$ 7,253,348	$ 20,761,114